UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C.  20549

                                    Form 13F

                              Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: March 31, 2009

Check here if Amendment [  ]; Amendment Number:
This Amendment (Check only one.): [  ] is a restatement.
                                  [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    Van Berkom & Associates Inc.
Address: 1130 Sherbrooke St West, s# 1005
         Montreal, Quebec, Canada H3A 2M8

13F File Number:  028-14507

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      Mathieu Sirois
Title:     Vice-President & Senior Portfolio Mngr, U.S. Small Cap
Phone:     514 985-5759

Signature, Place, and Date of Signing:

  /s/ Mathieu Sirois     Montreal, QC     March 23, 2012

Report Type (Check only one.):

[ X]         13F HOLDINGS REPORT.

[  ]         13F NOTICE.

[  ]         13F COMBINATION REPORT.


                              FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:         0

Form 13F Information Table Entry Total:    41

Form 13F Information Table Value Total:    $218,218 (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional managers with respect to which this report is filed, other than the manager filing this report.

NONE

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                                                     FORM 13F INFORMATION TABLE
                                                             VALUE  SHARES/ SH/ PUT/ INVSTMT  OTHER            VOTING AUTHORITY
NAME OF ISSUER                 TITLE OF CLASS   CUSIP     (x$1000)  PRN AMT PRN CALL DSCRETN MANAGERS         SOLE   SHARED     NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
ADVISORY BOARD                 COM              00762W107     6407   386400 SH       SOLE                    62700        0   323700
AMEDISYS INC                   COM              023436108     5198   189100 SH       SOLE                    30700        0   158400
AMERICAN REPROGRAPHICS CO      COM              029263100     2470   697626 SH       SOLE                   113000        0   584626
BALDWIN & LYONS INC            CL B             057755209     4954   261840 SH       SOLE                    42375        0   219465
BRINKS HOME SEC HLDGS INC      COM              109699108     4927   218000 SH       SOLE                    35300        0   182700
BROWN & BROWN INC              COM              115236101     8474   448100 SH       SOLE                    72700        0   375400
CAL DIVE INTL INC DEL          COM              12802T101     7836  1157464 SH       SOLE                   187900        0   969564
CARLISLE COS INC               COM              142339100     3533   180000 SH       SOLE                    25000        0   129400
CHARLES RIV LABS INTL INC      COM              159864107     5739   210900 SH       SOLE                    34200        0   176700
CHEMED CORP NEW                COM              16359R103     6006   154400 SH       SOLE                    25000        0   129400
CORPORATE EXECUTIVE BRD CO     COM              21988R102     4991   344237 SH       SOLE                    55700        0   288537
DESCARTES SYS GROUP INC        COM              249906108    11118  3892000 SH       SOLE                   716800        0  3175200
FIRSTSERVICE CORP              SUB VTG SH       33761N109     6334   769700 SH       SOLE                   138600        0   631100
FORWARD AIR CORP               COM              349853101     4074   251045 SH       SOLE                    40800        0   210245
FOSSIL  INC                    COM              349882100     4485   285700 SH       SOLE                    46400        0   239300
GILDAN ACTIVEWEAR INC          COM              375916103     2369   291000 SH       SOLE                    70000        0   221000
GLADSTONE INVT CORP            COM              376546107     3445   901798 SH       SOLE                   145323        0   756475
GRACO INC                      COM              384109104     4667   273399 SH       SOLE                    44300        0   229099
HEWITT ASSOCS INC              COM              42822Q100     5515   185300 SH       SOLE                    30000        0   155300
IMS HEALTH INC                 COM              449934108     5875   471100 SH       SOLE                    76800        0   394300
IDEX CORP                      COM              45167R104     6094   278638 SH       SOLE                    45100        0   233538
INTERACTIVE DATA CORP          COM              45840J107     8948   359920 SH       SOLE                    58400        0   301520
INTERNATIONAL SPEEDWAY CORP    COM              460335201     8568   388400 SH       SOLE                    62900        0   325500
JACKSON HEWITT TAX SVCS INC    COM              468202106     2178   417200 SH       SOLE                    67600        0   349600
KINETIC CONCEPTS INC           COM NEW          49460W208     4070   192700 SH       SOLE                    31300        0   161400
LHC GROUP INC                  COM              50187A107     6982   313373 SH       SOLE                    50900        0   262473
MTS SYS CORP                   COM              553777103     5729   251846 SH       SOLE                    40700        0   211146
MICROS SYS INC                 COM              594901100     4939   263400 SH       SOLE                    42700        0   220700
MIDDLEBY CORP                  COM              596278101     5280   162800 SH       SOLE                    26300        0   136500
MILLER HERMAN INC              COM              600544100     5003   469300 SH       SOLE                    76000        0   393300
POOL CORPORATION               COM              73278L105     4869   363353 SH       SOLE                    59000        0   304353
QLOGIC CORP                    COM              747277101     4708   423400 SH       SOLE                    68700        0   354700
RITCHIE BROS AUCTIONEERS       COM              767744105     2927   157420 SH       SOLE                    29220        0   128200
SAGA COMMUNICATIONS INC        COM NEW          786598300      918   241043 SH       SOLE                    38794        0   202249
SOTHEBYS                       COM              835898107     6975   774950 SH       SOLE                   125900        0   649050
STANTEC INC                    COM              85472N109     9318   515000 SH       SOLE                    91700        0   423300
TCF FINL CORP                  COM              872275102     2031   172700 SH       SOLE                    28000        0   144700
TEMPUR PEDIC INTL INC          COM              88023U101     4283   586670 SH       SOLE                    95100        0   491570
UNIVERSAL HLTH SVCS INC        COM              913903100     8309   216716 SH       SOLE                    35186        0   181530
WADDELL & REED FINL INC        COM              930059100     2280   126200 SH       SOLE                    20500        0   105700
WASHINGTON POST CO             CL B             939640108     5392    15100 SH       SOLE                     2600        0    12500